                                                                                                   File No. 333-

As filed on February 17, 2004

                                      U.S. SECURITIES AND EXCHANGE COMMISSION

                                               Washington, DC 20549

                                                     FORM N-14
                            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                          Pre-Effective Amendment No. |_|
                                         Post-Effective Amendment No. |_|
                                         (Check appropriate box or boxes)

                                       American Skandia Advisor Funds, Inc.

                                (Exact Name of Registrant as Specified in Charter)

                                                  (203) 926-1888
                                         (Area Code and Telephone Number)

                                                One Corporate Drive
                                                 Shelton, CT 06484
                                      Address of Principal Executive Offices:
                                      (Number, Street, City, State, Zip Code)

                                             Edward P. Macdonald, Esq.
                             Assistant Secretary, American Skandia Advisor Funds, Inc.
                                                One Corporate Drive
                                                 Shelton, CT 06484
                                      Name and Address of Agent for Service:
                                   (Number and Street) (City) (State) (Zip Code)

                                                    Copies to:

                                             Robert K. Fulton, Esquire
                                       Stradley, Ronon, Stevens & Young, LLP
                                             2600 One Commerce Square
                                            Philadelphia, PA 19103-7098

                             Approximate Date of Proposed Public Offering: As soon as
                          practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Shares of beneficial interest of the ASAF Marsico Capital Growth Fund of American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the
Investment Company Act of 1940, as amended.

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                            ASAF T. ROWE PRICE TAX MANAGED FUND
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                                 IMPORTANT PROXY MATERIALS
                                                      PLEASE VOTE NOW

Dear Shareholder:                                                                  March     , 2004

         I am writing to ask you to vote on an important  proposal whereby the assets of the ASAF T. Rowe Price Tax Managed
Fund (the "Tax Managed  Fund") would be acquired by the ASAF Marsico  Capital  Growth Fund (the  "Capital  Growth Fund" and
together  with the Tax Managed Fund,  the  "Funds").  The proposed  acquisition  is referred to as a merger.  The Funds are each a series of American  Skandia  Advisor  Funds,  Inc.  ("ASAF").  A  shareholder  meeting  for the Tax Managed  Fund is scheduled  for May 3, 2004.  Only  shareholders  of the Tax Managed  Fund will vote on the  acquisition  of the Tax Managed
Fund's assets by the Capital Growth Fund.

         This package contains  information  about the proposal and includes  materials you will need to vote. The Board of
Directors of ASAF has reviewed the proposal and  recommended  that it be presented to  shareholders of the Tax Managed Fund for  their  consideration.  Although  the  Directors  have  determined  that  the  proposal  is in the  best  interests  of shareholders, the final decision is up to you.

         If approved,  the proposed  merger would give you the  opportunity  to  participate  in a larger fund with similar investment  policies.  In  addition,  shareholders  are  expected to realize a reduction  in both the net and gross  annual operating  expenses  paid on their  investment in the combined  fund.  The  accompanying  proxy  statement  and  prospectus includes a  detailed  description  of the  proposal.  Please  read the  enclosed  materials  carefully  and cast your vote.
Remember,  your vote is extremely important,  no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

         To vote, you may use any of the following methods:

o By Mail.  Please complete,  date and sign your proxy card before mailing it in the enclosed postage paid envelope.  Votes must be received prior to ____________, 2004.

o By  Internet.  Have your proxy card  available.  Go to the web site:  www.proxyvote.com.  Enter  your  [12-digit  control number] from your proxy card.  Follow the  instructions  found on the web site.  Votes must be entered  prior to [4 p.m. on
____________, 2004].

o By Telephone.  Call  [(800) 690-6903]  toll free. Enter your [12-digit  control number] from your proxy card.  Follow the instructions given. Votes must be entered prior to [4 p.m. on _____________, 2004].

         If you have any questions before you vote, please call us at           . We are  glad to help you  understand  the
proposal and assist you in voting. Thank you for your participation.

Judy Rice

President

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                            ASAF T. ROWE PRICE TAX MANAGED FUND
                                                    One Corporate Drive
                                                       P.O. Box 883
                                                Shelton, Connecticut 06484

                                         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

         Notice is hereby  given  that a Special  Meeting of  Shareholders  (the  "Meeting")  of the ASAF T. Rowe Price Tax
Managed Fund (the "Tax Managed Fund") will be held at 100 Mulberry Street,  Gateway Center Three, 14th Floor,  Newark,  New
Jersey 07102, on May 3, 2004, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For  shareholders  of the Tax  Managed  Fund,  to approve or  disapprove  a Plan of  Reorganization  under which the Tax
Managed Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by, the ASAF Marsico  Capital
Growth Fund (the "Capital Growth Fund").  In connection  with this proposed  transfer,  each whole and fractional  share of each class of the Tax  Managed  Fund shall be  exchanged  for whole and  fractional  shares of equal net asset value of the same class of the Capital Growth Fund and outstanding shares of the Tax Managed Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

         The Tax Managed Fund has fixed the close of business on February 6, 2004 as the record date for the  determination of the  shareholders  of the Tax Managed  Fund, as  applicable,  entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Dated:  March ___________, 2004

                                                                                                                        Doc. #737656v.3

                                                      prospectus/proxy statement
                                                           TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting................................................................................
Comparisons of Some Important Features of the Funds........................................................
         The investment objective and strategies of the Funds..............................................
         Other Non-Fundamental Investment Policies of the Funds............................................
         Fundamental Investment Restrictions of the Funds..................................................
         Risks of Investing in the Funds...................................................................
         Management of the Company and the Funds...........................................................
         Valuation.........................................................................................
         Distribution Plan.................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the ASAF Marsico Capital; Growth Fund shares...................................
         Capitalization of the Funds and Capitalization after the Transaction..............................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Company and the Funds.....................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the ASAF Marsico Capital Growth Fund
         dated March 1, 2004............................................................................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders for fiscal year ended
         [October 31, 2003].............................................................................(enclosed)

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                      Dated March ________, 2004

                                 Acquisition of the Assets of the ASAF T. Rowe Price Tax Managed Fund

                                 By and in exchange for shares of the ASAF Marsico Capital Growth Fund

         This  Prospectus/Proxy  Statement is furnished in connection with a Special  Meeting (the "Meeting") of shareholders  the ASAF
T. Rowe Price Tax Managed Fund (the "Tax Managed Fund"),  a series of American Skandia Advisor Funds,  Inc. (the "Company"),  called by the Company to approve or disapprove a Plan of  Reorganization  (the "Plan").  If  shareholders of the Tax Managed Fund vote to approve the Plan,  you will receive  shares of the ASAF Marsico  Capital  Growth Fund (the  "Marsico  Growth Fund" and,  together  with the Tax
Managed Fund, each, a "Fund" and collectively,  the "Funds"),  a series of the Company,  equal in value to your investment in shares of the Tax Managed  Fund,  as provided in the Plan and  described at greater  length  below.  The Tax Managed Fund will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry Street,  Gateway Center Three,  14th Floor,  Newark,  New Jersey 07102 on May 3, 2004
at 11:00 a.m.  Eastern  standard time.  The Board of Directors of the Company is soliciting  these proxies on behalf of the Tax Managed
Fund.  This Prospectus/Proxy Statement will first be sent to shareholders on or about March ___, 2004.

         The investment  objective of the Tax Managed Fund is to seek attractive  long-term capital appreciation on an after-tax basis, while the  investment  objective  of the  Marsico  Growth  Fund is to seek  capital  growth.  Each  Fund  invests  primarily  in equity securities.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and  issuance of shares of the
Marsico Growth Fund that you should know before  investing.  You should retain it for future  reference.  Additional  information about the Marsico Growth Fund and the proposed  reorganization has been filed with the Securities and Exchange  Commission ("SEC") and can be
found in the following documents:

|_|      The Prospectus for the Funds dated March 1, 2004, is attached with and considered a part of this Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  ("SAI")  relating to this  Prospectus/Proxy  Statement  dated March 1, 2004,  has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed by, any bank,  and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks,  including the possible loss of principal.

SUMMARY

         This is only a summary  of  certain  information  contained  in this  Prospectus/Proxy  Statement.  You  should  read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (attached as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the Tax Managed
Fund and the Marsico  Growth Fund into a single  mutual fund.  If  shareholders  of the Tax Managed Fund vote to approve the Plan,  the assets of the Tax  Managed  Fund will be  transferred  to the Marsico  Growth Fund in exchange  for a then equal value of shares of the
Marsico  Growth Fund.  Shareholders  of the Tax Managed Fund will have their shares  exchanged for shares of the Marsico Growth Fund of equal dollar value based upon the value of the shares at the time the Tax Managed  Fund's assets are  transferred to the Marsico Growth
Fund.  After the  transfer  of assets  and  exchange  of shares  have been  completed,  the Tax  Managed  Fund will be  liquidated  and dissolved.  The proposed  reorganization  is referred to in this  Prospectus/Proxy  Statement as the  "Transaction." As a result of the
Transaction, you will cease to be a shareholder of the Tax Managed Fund and will become a shareholder of the Marsico Growth Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section,  the Board of Directors of the Company has determined that the  Transaction  is in the best interests of the  shareholders  of the Tax Managed Fund and the Marsico Growth Fund, and has also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of  Directors  of the  Company,  on behalf of the Tax Managed  Fund and the Marsico  Growth  Fund,  has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the Tax Managed Fund at the close of business on February 6, 2004 (the "Record  Date") will be entitled to vote at the Meeting,  and will be entitled to one vote for each full share and a fractional vote for each fractional  share that they hold of the Tax Managed Fund. To approve the  Transaction  for the  reorganization  of the Tax Managed Fund, the  affirmative vote of the holders of a majority of the total number of shares of capital  stock of the Tax Managed Fund  outstanding  and entitled to vote thereon must be voted in favor of the Plan.

         Please vote your shares as soon as you receive this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the enclosed  ballot  (the  "proxy  card") or over the  Internet  or by phone.  If you vote by any of these  methods,  your  votes  will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time  until the vote is taken at the  Meeting.  For more  details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

         This  section  describes  the  investment  policies of the Tax Managed  Fund and the Marsico  Growth Fund and the  differences between  them.  For a  complete  description  of the  investment  policies  and risks of the Tax  Managed  Fund,  you  should  read the
Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives  of the  Funds  are  comparable.  The  investment  objective  of the Tax  Managed  Fund is to seek attractive  long-term  capital  appreciation on an after-tax  basis and the investment  objective of the Marsico Growth Fund is to seek capital  appreciation.  The  investment  objective  for the Marsico  Growth Fund is a  fundamental  policy and can only be changed with prior shareholder  approval,  while the investment  objectives for the Tax Managed Fund is a non-fundamental  policy and can be changed without shareholder approval.

         The Tax Managed Fund and the Marsico  Growth Fund invest  primarily in common stock.  Each of the Funds pursues its investment objective through various investment strategies that are employed by the Fund's sub-advisor ("Sub-advisor").

         The Tax Managed Fund seeks long-term  appreciation while minimizing  taxable  distributions of capital gains and dividends and invests  primarily in  large-capitalization  stocks selected  mainly from the 1,000 largest U.S.  companies.  The  Sub-advisor  selects stocks based on a combination of fundamental,  bottom-up analysis and top-down quantitative  strategies that seek to identify companies with superior  long-term  appreciation  prospects.  The Sub-advisor  generally uses a growth approach to stock  selection,  looking for companies with certain  attributes,  such as: increased  revenues,  earnings and cash flow;  capable  management;  attractive  business niches; and sustainable competitive advantages.

         Generally,  the Tax Managed Fund will limit its exposure to high-yielding  stocks,  however, the Sub-advisor does not consider the payment of dividends  (even  higher-than-average  dividends) as  disqualifying  a security from  consideration  for the Tax Managed
Fund's  portfolio.  In  addition,  the  Sub-advisor  will  strive to avoid  realizing  gains by limiting  sales of  existing  portfolio holdings.  When the Fund  does  sell its  portfolio  securities  that  have  appreciated,  the  Sub-advisor  will  attempt  sell to the highest-cost  securities in a position first or offset the gain with losses from other  securities in order to limit  realized  capital gains.  There is no guarantee that the  Sub-advisor's  attempts to manage the Fund in a  tax-efficient  manner will be  successful,  or that the Fund will achieve its objective.

         The Marsico Growth Fund invests  primarily in common stocks  without  regard to income  generation.  The  Sub-advisor  expects that the  majority of the Fund's  assets will be invested in the common  stocks of larger,  more  established  companies.  In selecting investments  for the Marsico Growth Fund, the  Sub-advisor  uses an approach that combines "top down" economic  analysis with bottom-up stock  selection.  The top-down  approach takes into  consideration  such  macro-economic  factors as interest  rates,  inflation,  the regulatory  environment,  and the global  competitive  landscape.  In  addition,  the  Sub-advisor  examines  such  factors as the most attractive global investment  opportunities,  industry  consolidation,  and the  sustainability of economic trends. As a result of this
"top down" analysis, the Sub-advisor  identifies sectors,  industries and companies that should benefit from the trends the Sub-advisor has observed.

         The  Sub-advisor  then employs a bottom-up  stock  selection  analysis  looking for individual  companies with earnings growth potential  that may not be  recognized  by the  market at large.  In  determining  whether a  particular  company  is  appropriate  for investment by the Marsico Fund, the Sub-advisor  focuses on a number of different  attributes,  including the company's specific market expertise or dominance,  its franchise  durability  and pricing power,  solid  fundamentals  (e.g.,  a strong balance sheet,  improving returns on equity,  and the ability to  generate  free cash flow),  strong  management,  and  reasonable  valuations  in the context of projected growth rates.

         The Tax Managed Fund thus pursues its  investment  objective by investing in  large-capitalization  stocks with an emphasis on limiting  realized gains and taxable  distributions.  In contrast,  the Marsico Growth Fund pursues its objective by generally  focuses on investing in larger,  established  companies  without  necessarily  avoiding  high-yielding  stocks or managing its portfolio with a focus toward  avoiding  realized  capital gains.  Realization of income is not an investment  objective of the Marsico Growth Fund and, therefore,  any  income  the  Fund  does  realize  will  be  incidental  to the  Fund's  primary  investment  objective.  Consequently, shareholders  of the Tax Managed  Fund should  expect to receive  greater  taxable  capital  gains and,  to a lesser  extent,  dividend distributions as shareholders of the Marsico Fund if the Plan is approved and the Transaction is completed.

Other non-fundamental investment policies of the Funds

         As noted above,  each of the Funds invest  primarily in common  stocks.  Under certain  circumstances,  each Fund may invest a portion of its assets in other types of investments or employ alternative  investment  strategies.  As described more fully below, each
Fund may have  limitations  on the  extent to which it may pursue  these  types of  investments.  In  general,  each Fund may invest in foreign securities and derivatives and, to a lesser extent, convertible and non-convertible debt securities.

         The Tax Managed Fund may invest in convertible  securities,  warrants,  foreign stocks, futures and options if such securities are in keeping with the Fund's  investment  objective,  including the objective on minimizing  realization of taxable gain and limiting taxable  distributions.  In addition,  the Tax Managed Fund may invest up to 25% of its total assets in foreign  securities,  including non-dollar denominated  securities traded outside of the U.S. and  dollar-denominated  securities of foreign issuers traded in the U.S.
(e.g., American Depository Receipts).  The Fund may also enter into foreign exchange contracts to manage non-dollar investments.

         The Tax Managed Fund may also invest in futures and options  contracts  for a variety of different  reasons,  including:  as a measure to adjust the Fund's overall exposure to certain markets; to hedge against  potentially  unfavorable changes in interest rates;
to protect the value of the Fund's portfolio  securities;  or as a cash management  tool. In addition,  the Tax Managed Fund may invest up to 10% of its total assets in certain hybrid instruments, which combine the characteristics of futures, options and securities.

         The Marsico Growth Fund may invest in preferred  stocks and convertible  securities  (including  warrants and debt securities)
when the Fund perceives an  opportunity  for capital growth from such  securities.  In addition,  the Marsico Growth Fund may invest up to 10% of its total assets in  non-convertible  debt  securities,  which may include  corporate  bonds and  debentures  and  government securities.  With respect to foreign  securities,  the Marsico Growth Fund may purchase foreign equity and debt  securities,  including depositary  receipts.  The Marsico Growth Fund may use a variety of currency hedging techniques,  including forward currency contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         The Marsico Growth Fund may also invest, without limitation, in index/structured  securities,  which are debt securities whose value at maturity or interest rate is linked to currencies,  interest rates,  equity  securities,  indices,  commodity  prices or other financial  indicators.  Such  securities  may be positively or negatively  indexed  (i.e.,  their value may increase or decrease if the reference index or instrument appreciates).  Index/structured  securities may have return characteristics similar to direct investments in the  underlying  instruments,  but may be more  volatile  than the  underlying  instruments.  The Fund bears the  market  risk of an investment in the underlying instruments, as well as the credit risk of the issuer of the index/structured security.

         The Marsico Growth Fund may purchase and write (sell) options on securities,  financial indices,  and foreign currencies,  and may invest in futures  contracts on securities,  financial  indices,  and foreign  currencies,  options on futures  contracts,  forward contracts and swaps and swap-related  products.  These  instruments will be used primarily to hedge the Marsico Growth Fund's positions against  potential  adverse  movements in securities  prices,  foreign  currency  markets or interest rates.  To a limited extent,  the
Marsico  Growth Fund may also use derivative  instruments  for  non-hedging  purposes such as increasing the Fund's income or otherwise enhancing return.

         Although the Funds do not expect to do so ordinarily,  during periods of adverse market  conditions,  each Fund may invest all or  substantially  all of its assets  temporarily  in a  defensive  manner.  When  investing  in this  manner,  the Funds may invest in high-grade,  short-term,  fixed-income  securities (which may include U.S.  Government  securities) or hold its assets in cash. While a
Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental investment restrictions of the Funds

         As noted above, a Fund may not change a fundamental  investment  restriction  without the prior approval of its  shareholders.
A  non-fundamental  investment  policy,  however,  may be  changed  without  shareholder  approval.  Each  Fund has  adopted  identical fundamental  investment  restrictions,  which limit a Fund's  ability to: (i) issue senior  securities;  (ii) borrow money  (except for non-leveraging,  temporary or emergency  purposes);  (iii) underwrite  securities;  (iv) purchase or sell real estate;  (v) purchase or sell  physical  commodities;  (vi) make  loans  (except  for  certain  securities  lending  transactions);  and (vii)  concentrate  its investments  by investing  more than 25% of the value of the Fund's  assets in securities of issuers  having their  principal  business activities in the same industry.

         In addition,  each Fund has adopted a fundamental  investment restriction to diversify its investments.  Accordingly,  the Tax
Managed Fund and the Marsico Growth Fund are considered  "diversified  funds" under the Investment Company Act of 1940 (the "Investment
Company Act").  This means that,  with respect to 75% of the value of each Fund's total assets,  each Fund invests in cash, cash items, obligations  of the  U.S.  Government,  its  agencies  or  instrumentalities,  securities  of other  investment  companies  and  "other securities."  The "other  securities" are subject to the requirement that not more than 5% of total assets of the Fund will be invested in the  securities  of a single  issuer  and that the Fund  will not hold  more  than 10% of any  single  issuer's  outstanding  voting securities.  Accordingly,  a Fund may not  purchase  the  securities  of any  issuer  if,  as a  result,  the Fund  would  fail to be a diversified company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Funds

         Like all  investments,  an investment in the Funds  involves  risk.  There is no assurance that any of the Funds will meet its investment  objective.  As with any mutual fund investing  primarily in equity  securities,  the value of the securities held by a Fund may decline.  Stocks can decline for many reasons,  including reasons related to the particular company,  the industry of which it is a part,  or the  securities  markets  generally.  These  declines  may be  substantial.  In  addition,  there are certain  risks that are associated with the particular investment strategies employed by each Fund.

         The Tax Managed Fund is generally  more  restricted in its ability to invest in certain types of  securities,  such as foreign securities and may be more  restricted in its use of certain types of derivatives.  Although each Fund focuses on  large-capitalization issuers and employ a growth  investment  strategy,  the Tax Managed Fund also seeks to invest in securities  that will limit the Fund's exposure to taxable  distributions  and attempts to manage its  portfolio in a manner that limits  realized  gains.  To the extent that the Fund pursues its  tax-managed  strategy,  the Fund may buy,  hold or sell certain  securities  for the purpose of managing  taxable income and gains  irrespective of certain non-tax related risks associated with such investments.  In addition,  to the extent that the
Tax-Managed Fund invests in certain options,  futures and foreign exchange  contracts,  such investments may be treated as Section 1256 contracts or straddles that are not exempt from federal income taxes.

         The Marsico  Growth Fund is the least  restricted  in terms of its  permitted  investment  strategies.  To the extent that the
Marsico Growth Fund pursues certain strategies,  such as foreign investments or derivatives,  the Marsico Growth Fund may incur greater risk  associated  with such an  investment  than a Fund that is more  restricted.  For example,  options and futures  contracts  can be highly  volatile  and  their  use can  reduce a Fund's  performance.  However,  the  Sub-advisor  does not  anticipate  pursuing  these investment  strategies to a  significant  extent,  if at all. In addition,  the Marsico  Growth Fund may invest in the  securities of a particular  company that is anticipating  an increase in value due to a specific  development,  such as a  technological  breakthrough, management  change or a new product.  These types of  investment  carry an  additional  risk of loss in the event that the  anticipated development does not occur or does not attract the expected attention of other investors.

         For more information about the risks associated with the Funds' investment  strategies,  see the Funds' Prospectus,  and for a more  detailed  discussion  of the  Funds'  investments,  see the  Funds'  Statement  of  Additional  Information,  both of  which  are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Fund is treated as a separate  entity for federal  income tax  purposes.  Each Fund has  qualified and elected or intends to qualify and elect to be treated as a "regulated  investment  company"  under  Subchapter M of the Internal  Revenue Code of 1986, as
amended (the  "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must,  among other  things,  (a) derive at least 90% of its gross  income from  dividends,  interest,  payments  with  respect to loans of stock and securities,  gains from the sale or other  disposition  of stock,  securities or foreign  currency and other income  (including but not limited to gains from  options,  futures,  and forward  contracts)  derived  with  respect to its  business of investing in such stock, securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year,  (i) at least
50% of the value of the Fund's total assets is  represented  by cash,  cash items,  U.S.  Government  securities,  securities  of other regulated  investment  companies,  and other securities  limited, in respect of any one issuer, to an amount not greater than 5% of the
Fund's total  assets,  and 10% of the  outstanding  voting  securities  of such issuer,  and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.  Government  securities or securities of other  regulated investment  companies).  As a regulated  investment  company,  a Fund (as opposed to its  shareholders)  will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net  investment  income and  realized  net  short-term  capital  gain in excess of net  long-term  capital loss for the taxable year is distributed in accordance with the Code's timing requirements

         The  Transaction  may entail  various tax  consequences,  which are  discussed  under the  caption  "Tax  Consequences  of the
Transaction."

Management of the Company and the Funds

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential Investments
LLC ("PI"),  Gateway Center Three, 100 Mulberry Street,  Newark,  New Jersey,  serve as co-managers  (each an "Investment  Manager" and together  the  "Investment  Managers")  pursuant to an  investment  management  agreement  with the Company on behalf of each Fund (the
"Management  Agreement").  Under the  Management  Agreement,  PI, as  co-manager,  will provide  supervision  and  oversight of ASISI's investment  management  responsibilities  with respect to the Company.  Pursuant to the Management  Agreement,  the Investment Managers
jointly  administer  each  Fund's  business  affairs  and  supervise  each  Fund's  investments.  Subject to  approval  by the Board of
Directors,  the Investment  Managers may select and employ one or more  sub-advisors  for a Fund, who will have primary  responsibility for  determining  what  investments  the Fund will purchase,  retain and sell.  Also subject to the approval of the Board of Directors, the Investment  Managers may reallocate a Fund's assets among  sub-advisors  including (to the extent legally  permissible)  affiliated sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption from the SEC that permits an Investment  Manager to change  sub-advisors for each of its series,  including  the Funds,  and to enter into new  sub-advisory  agreements  without  obtaining  shareholder  approval  of the such changes.  Any such  sub-advisor  change would be subject to approval by the Board of Directors of the Company.  This  exemption  (which is similar to exemptions  granted to other  investment  companies  that are operated in a similar manner as the Company) is intended to facilitate the efficient supervision and management of the sub-advisors by the Investment Managers and the Directors of the Company.

         With respect to the Funds, the Investment  Managers  currently engage the following  Sub-advisors to manage the investments of the Funds in accordance with the Fund's investment  objective,  policies and limitations and any investment  guidelines  established by the Investment Managers.  Each Sub-advisor is responsible,  subject to the supervision and control of the Investment Managers,  for the purchase, retention and sale of securities in a Fund's investment portfolio under its management.

         T. Rowe Price  Associates,  Inc.  ("T.  Rowe Price")  serves as the  Sub-adviser  for the Tax Managed  Fund.  T. Rowe Price is located at 100 East Pratt Street,  Baltimore  Maryland 21202 and was founded in 1937 by the late Thomas Rowe Price,  Jr. As of December
31 2003,  T. Rowe  Price and its  affiliates  managed  approximately  $[ ] billion  for  approximately  eight  million  individual  and institutional accounts.

         T. Rowe Prices  employs an investment  advisory  committee in order to manage the assets of the Tax Managed  Fund.  Mr. Donald
J. Peters, the committee Chairman,  has day-to-day  responsibility for managing the Fund and works  collaboratively  with the committee in developing and executing the Fund's  investment  program.  Mr. Peters has been managing  investments  since joining T. Rowe Price in
1993 and has managed the Fund since it commenced operations.

         Marsico Capital  Management,  LLC ("Marsico  Capital"),  1200 Seventeenth  Street,  Suite 1300,  Denver,  CO 80202,  serves as
Sub-advisor  for the ASAF  Marsico  Capital  Growth Fund.  Thomas F. Marsico has primary  responsibility  for  management  of the Fund.
Marsico  Capital,  a registered  investment  advisor  formed in 1997,  became a wholly  owned  indirect  subsidiary  of Bank of America
Corporation  in January 2001.  Marsico  Capital  provides  investment  advisory  services to mutual funds and other  institutions,  and handles  separately  managed accounts for individuals,  corporations,  charities and retirement plans. As of December 31, 2003, Marsico
Capital managed approximately $[   ] billion in assets.

         The portfolio  managers  responsible for management of the ASAF Marsico Capital Growth Fund are Thomas F. Marsico and James A.
Hillary.  Mr. Marsico,  Chairman and Chief Investment  Officer,  founded Marsico Capital in 1997. Prior to that, he served as portfolio manager for Janus Capital  Corporation from 1986 until 1997. Mr. Hillary,  Portfolio  Manager and Senior Analyst,  is a founding member of Marsico Capital. Prior to joining Marsico Capital in 1997, he was a portfolio manager at W.H. Reaves.

         Pursuant  to the  Management  Agreement,  ASISI  receives  a monthly  investment  management  fee for the  performance  of its services.  The investment  management fee is accrued daily for the purposes of  determining  the sale and redemption  price of a Fund's shares.  ASISI pays each  Sub-advisor a portion of such fee for the performance of the  sub-advisory  services at no additional cost to a Fund.

         Under the Management  Agreement with the Tax Managed Fund, the Fund is obligated to pay ASISI an annual investment  management fee equal to 0.95% of its  average  daily net  assets.  Under the  Management  Agreement  with the  Marsico  Growth  Fund,  the Fund is obligated  to pay ASISI an annual  investment  management  fee  equal to 1.00% of its  average  daily  net  assets.  Consequently,  the shareholders  of the Tax Managed Fund will pay investment  management  fees at a slightly  higher rate as a result of the  Transaction.
During the calendar year ended December 31, 2003,  the Tax Managed Fund paid $[ ] in investment  management  fees to ASISI.  If the fee rate  applicable  to the Marsico  Growth  Fund had been in effect  during such  period,  the Tax Managed  Fund would have paid $ [ ] in investment management fees to ASISI.

         ASISI pays each  Sub-advisor a portion of the investment  management  fee that ASISI receives from each Fund.  ASISI pays such sub-advisory  fees without any additional  expense to a Fund. The Funds have comparable  sub-advisory  fee  arrangements.  With respect to the Tax Managed Fund,  ASISI pays T. Rowe Price an annual rate equal to 0.45% of the portion of the Fund's  average daily net assets not in excess of $100  million;  plus 0.40% of the portion of the average  daily net assets over $100 million but not in excess of $250 million; plus 0.35% of the portion of the Fund's average daily net assets in excess of $250 million.

         With respect to the Marsico  Growth Fund,  ASISI pays Marsico an annual rate equal to 0.45% of the average daily net assets of the Marsico Growth Fund.  Commencing  March 1, 2001,  Marsico has voluntarily  agreed to waive the portion of its sub-advisory fee that exceeds  0.40% of the combined  average  daily net assets of the Marsico  Growth Fund.  At current asset levels of the Tax Managed Fund
(approximately  $8  million),  ASISI will be  required  to pay a lesser  portion of its  investment  management  fees for  sub-advisory services in respect of the Tax Managed  Fund assets  giving  effect to  Marsico's  voluntary  fee waiver.  Marsico may  terminate  this voluntary agreement at any time.

         Although the  investment  management  fee rates under the  Management  Agreement  that are paid to ASISI by the Marsico Growth
Fund are slightly  higher than the fee rates paid by the Tax Managed Fund, the Investment  Manager has  voluntarily  agreed until March
31, 2005 to reimburse each Fund for its operating expenses,  exclusive of taxes,  interest,  brokerage  commissions,  distribution fees and  extraordinary  expenses,  but inclusive of the management fee, which in the aggregate exceed 1.30% of a Fund's average net assets.
With respect to the Tax-Managed  Fund, the Investment  Manager incurred  expense  reimbursements  of approximately  2.10% of the Fund's average  net assets for the six month  period  ended on  September  30,  2003.  During  that same time frame,  the  Investment  Manager incurred expense  reimbursements with respect to the Marsico Growth Fund of approximately 0.20% of the Fund's net assets.  Accordingly, with respect to the Funds, the Investment Manager may incur lower total expenses reimbursements as a result of the Transaction.

         The Investment  Manager may terminate the above voluntary  agreements at any time after March 31, 2005.  Voluntary payments of
Fund expenses by the  Investment  Manager may be made subject to  reimbursement  by the Fund, at the Investment  Manager's  discretion, within the two year period  following such payment to the extent  permissible  under  applicable law and provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

Distribution Plan

         American Skandia Marketing,  Incorporated and Prudential Investment Management Services LLC (collectively,  the "Distributor")
jointly serve as the principal  underwriters  and  distributors  for each Fund.  The Company  adopted a  Distribution  and Service Plan
(commonly  known as a "12b-1 Plan") for each Class of shares to compensate the  Distributor  for its services and costs in distributing shares and servicing  shareholder  accounts.  Under the Distribution and Service Plan for Class A shares, the Fund pays the Distributor
0.50% of the Fund's  average daily net assets  attributable  to Class A shares.  Under the Plans for Class B, X and C shares,  the Fund pays the  Distributor  1.00% of the Fund's average daily net assets  attributable  to the relevant Class of shares.  Because these fees are paid out of a Fund's  assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

         The  Distributor  uses  distribution  and service fees received under each Plan to compensate  qualified  dealers for services provided in  connection  with the sale of shares and the  maintenance  of  shareholder  accounts.  In addition,  the  Distributor  uses distribution and service fees received under the Class X Plans as reimbursement for its purchases of Bonus Shares.

Valuation

         The net asset  value  ("NAV")  per share is  determined  for each class of shares for each Fund as of the time of the close of the New York Stock  Exchange  ("NYSE")  (which is normally  4:00 p.m.  Eastern  time) on each business day by dividing the value of the
Fund's total  assets  attributable  to a class,  less any  liabilities,  by the number of total  shares of that class  outstanding.  In general,  the  assets of each Fund are  valued on the basis of market  quotations.  However,  in  certain  circumstances  where  market quotations  are not readily  available or where market  quotations  for a particular  security or asset are believed to be  unreliable, securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The purchase  policies for each Fund are  identical.  The  offering  price is the NAV per share plus any initial  sales charge that  applies.  Class A shares are sold at NAV plus an initial  sales charge that varies  depending  on the amount of your  investment.
Class B shares are sold at NAV per share without an initial sales charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred  sales charge  ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per  share  without  an  initial  sales  charge.  However,  if Class C shares  are  redeemed  within 12 months of the first business day of calendar  month of their  purchase,  a CDSC of 1.0% will be deducted from the redemption  proceeds.  Class X shares are sold at NAV per share without an initial sales  charge.  In addition,  investors  purchasing  Class X shares will receive,  as a bonus, additional  shares  having a value equal to 2.50% of the amount  invested.  Although  Class X shares are sold without an initial  sales charge, if Class X shares are redeemed within 8 years of their purchase, a CDSC will be deducted from the redemption proceeds.

         The  redemption  policies for each Fund are  identical.  Your shares will be sold at the next NAV per share  determined  after your order to sell is received,  less any applicable CDSC imposed.  Refer to the Funds'  Prospectus for more information  regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of the other  Funds and other  funds of the Company at NAV per share at the time of  exchange.  Exchanges  of shares  involve a  redemption  of the shares of the Fund you own and a  purchase  of shares of another  Fund.  Shares are normally  redeemed and  purchased  in the  exchange  transaction  on the business day on which the
Transfer Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income  and  capital  gains to  shareholder  each  year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following  table  describes the fees and expenses  that  shareholders  may pay if they hold shares of the Tax Managed Fund the Marsico Growth Fund, as well as the projected fees and expenses of the Marsico Growth Fund after the Transaction.

         Class A Shares
         --------------

                                                                                          Marsico Growth Fund
                                                                                          -------------------
                                                     Tax Managed Fund   Marsico Growth     After Transaction
                                                     -----------------  ---------------    -----------------
                                                          Class A        Fund Class A           Class A
                                                          -------        ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........        5.75%              5.75%            5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price.............        None1            None1            None1
   Redemption Fee.................................        None2            None2            None2
   Exchange Fee...................................        None             None             None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................   0.95%                   1.00%              1.00%
       Estimated Distribution (12b-1) Fees........   0.50%                   0.50%              1.00%
       Other Expenses.............................   2.74%                   0.51%              0.50%
       Advisory Fee Waivers and Expense
         Reimbursement............................  (2.39)%                (0.21)%            (0.22)%
       Total Annual Fund Operating Expenses.......   1.80%                   1.80%              1.80%

         Class B Shares
         --------------

                                                                                        Marsico Growth Fund
                                                                                        -------------------
                                                      Tax Managed     Marsico Growth    After Transaction
                                                      ------------    ---------------   -----------------
                                                      Fund Class B     Fund Class B           Class B
                                                      ------------     ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........           None             None                None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price.............       6.00%3             6.00%3               6.00%3
   Redemption Fee.................................       None2              None2                 None2
   Exchange Fee...................................       None               None                  None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................        0.95%             1.00%               1.00%
       Estimated Distribution (12b-1) Fees........        1.00%             1.00%               1.00%
       Other Expenses.............................        2.76%             0.51%               0.52%
       Advisory Fee Waivers and Expense
         Reimbursement............................       (2.41)%           (0.21)%             (0.22%)
       Total Annual Fund Operating Expenses.......        2.30%             2.30%               2.30%

         Class C Shares
         --------------

                                                                                        Marsico Growth Fund
                                                                                        -------------------
                                                      Tax Managed     Marsico Growth    After Transaction
                                                      ------------    ---------------   -----------------
                                                      Fund Class C     Fund Class C           Class C
                                                      ------------     ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........          1.00%            1.00%            1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price.............          1.00%3           1.00%3           1.00%3
   Redemption Fee.................................          None2            None2            None2
   Exchange Fee...................................          None             None             None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................   0.95%                  1.00%               1.00%
       Estimated Distribution (12b-1) Fees........   1.00%                  1.00%               1.00%
       Other Expenses.............................   2.75%                  0.51%               0.52%
       Advisory Fee Waivers and Expense
         Reimbursement............................      (2.40)%             (0.21)%            (0.22)%
       Total Annual Fund Operating Expenses.......       2.30%              2.30%               2.30%

         Class X Shares
         --------------

                                                                                        Marsico Growth Fund
                                                                                        -------------------
                                                      Tax Managed     Marsico Growth    After Transaction
                                                      ------------    ---------------   -----------------
                                                      Fund Class X     Fund Class X           Class X
                                                      ------------     ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........         None            None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price.............       6.00%3           6.00%3                 6.00%3
   Redemption Fee.................................       None2              None2                 None2
   Exchange Fee...................................       None               None                  None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................   0.95%                1.00%               1.00%
       Estimated Distribution (12b-1) Fees........   1.00%                1.00%               1.00%
       Other Expenses.............................   2.78%                0.51%               0.52%
       Advisory Fee Waivers and Expense
         Reimbursement............................      (2.43)%          (0.21)%              (0.22)%
       Total Annual Fund Operating Expenses.......       2.30%            2.30%                2.30%

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of investing in each Fund with the cost of investing in other  mutual  funds,  and the cost of  investing  in the Growth and Income  Fund after the  Transaction.  They  assume that you invest
$10,000,  that you receive a 5% return each year, and that the Funds' total operating  expenses  remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Tax Managed Fund                                     747           1,569           2,404           4,552
Marsico Growth Fund                                  747           1,150           1,577           2,762
Marsico Growth Fund                                  747           1,152           1,581           2,771
(Projected after the Transaction)

   Class B Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Tax Managed Fund                                     833           1,603           2,379           4,539
Marsico Growth Fund                                  833           1,162           1,517           2,707
Marsico Growth Fund                                  833           1,164           1,521           2,717
(Projected after the Transaction)

   Class C Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Tax Managed Fund                                     431           1,289           2,254           4,690
Marsico Growth Fund                                  431           854             1,404           2,902
Marsico Growth Fund                                  431           856             1,408           2,911
(Projected after the Transaction)

   Class X Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Tax Managed Fund                                     839           1,637           2,541           4,775
Marsico Growth Fund                                  839           1,181           1,650           2,901
Marsico Growth Fund                                  839           1,183           1,654           2,910
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Tax Managed Fund                                     747           1,569           2,404           4,552
Marsico Growth Fund                                  747           1,150           1,577           2,762
Marsico Growth Fund                                  747           1,152           1,581           2,771
(Projected after the Transaction)

   Class B Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Tax Managed Fund                                     833           1,603           2,379           4,539
Marsico Growth Fund                                  833           1,162           1,517           2,707
Marsico Growth Fund                                  833           1,164           1,521           2,717
(Projected after the Transaction)

   Class C Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Tax Managed Fund                                     431           1,289           2,254           4,690
Marsico Growth Fund                                  431           854             1,404           2,902
Marsico Growth Fund                                  431           856             1,408           2,911
(Projected after the Transaction)

   Class X Shares
   --------------

                                                     1 Year        3 Years         5 Years         10 Years
                                                     ------        -------         -------         --------
Tax Managed Fund                                     839           1,637           2,541           4,775
Marsico Growth Fund                                  839           1,181           1,650           2,901
Marsico Growth Fund                                  839           1,183           1,654           2,910
(Projected after the Transaction)

Performance

         The bar  charts  show the  performance  of the Class A shares of each  Fund for each full  calendar  year the Fund has been in operation.  The first table below each bar chart shows each such  Fund's  best and worst  quarters  during the periods  included in the bar chart.  The second  table  shows the  average  annual  total  returns  before  taxes for each Class of each Fund for 2003 and since inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions  and redemptions for Class A shares of each Fund for 2003 and since inception.

         This  information may help provide an indication of each Fund's risks by showing changes in performance  from year to year and by comparing each Fund's  performance  with that of a broad-based  securities  index. The average annual figures reflect sales charges;
the other figures do not, and would be lower if they did. All figures  assume  reinvestment  of dividends.  Past  performance  does not necessarily indicate how a Fund will perform in the future.

Tax Managed Fund
----------------

[[CHART]]

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       WORST QUARTER
                  Up 15.70% 4th Quarter 2001                         Down 16.65% 2nd Quarter 2002
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2003
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception*)           10 Years
                                                         1 Year
                  Return Before Taxes                       20.79%                     -2.90%                      N/A
                  Return After Taxes on                     20.79%                     -2.90%                      N/A
                  Distributions
                  Return After Taxes on                     13.52%                     -2.46%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  Class B
                  Return Before Taxes                       21.42%                     -2.77%                      N/A
                  Class C
                  Return Before Taxes                       26.05%                     -1.67%                      N/A
                  Class X
                  Return Before Taxes                       24.49%                     -1.95%                      N/A
                  Index
                  Standard & Poor's 500 Index               28.67%                        N/A                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  * Inception date: March 1, 2001.

                  After-tax  returns  are shown for Class A shares  only.  The  after-tax  returns  for other  Classes  will vary.
                  After-tax returns are calculated using the historical  highest  individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  During periods of negative NAV  performance,  the after-tax returns assume the investor receives a write-off at the historical  highest  individual  federal marginal income rate.  Actual  after-tax  returns  depend on an investor's  tax  situation and may differ from those shown,  and after-tax  returns are not relevant to investors who hold their Fund shares  through  tax-deferred  arrangements such as 401(k) plans or individual retirement accounts.

Marsico Growth Fund
-------------------

[[CHART]]

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       WORST QUARTER
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 32.72%, 4th  Quarter 2001                       Down -17.20%, 3rd Quarter 2001
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2003
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception**)          10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                       31.35%                      5.38%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                     31.35%                      5.38%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                     20.38%                      1.90%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                       30.70%                      4.86%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                       30.63%                      4.83%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                       30.66%                      4.81%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 500 Index               28.67%                        N/A                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  * Inception date: August 19, 1998

                  After-tax  returns  are shown for Class A shares  only.  The  after-tax  returns  for other  Classes  will vary.
                  After-tax returns are calculated using the historical  highest  individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  During periods of negative NAV  performance,  the after-tax returns assume the investor receives a write-off at the historical  highest  individual  federal marginal income rate.  Actual  after-tax  returns  depend on an investor's  tax  situation and may differ from those shown,  and after-tax  returns are not relevant to investors who hold their Fund shares  through  tax-deferred  arrangements such as 401(k) plans or individual retirement accounts.

REASONS FOR THE TRANSACTION
         The Directors,  including all of the Directors who are not "interested  persons" of the Company (the "Independent  Directors")
have  unanimously  determined that the Transaction  would be in the best interests of the  shareholders of the Tax Managed Fund and the
Marsico  Growth Fund and that the interests of the  shareholders  of Tax Managed Fund and the Marsico  Growth Fund would not be diluted as a result of the  Transaction.  At a meeting held on November  19, 2003,  the Board  considered  a number of factors,  including  the following:
o  the compatibility of the Funds' investment objectives, policies and restrictions;
o the relative past and current growth in assets and  investment  performance of the Funds and their  respective  future  prospects for growth;
o  the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;
o         the estimated costs of the Transaction, which will be borne by PI or its affiliates;
o  the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;
o  the relative size of the Tax Managed Fund as compared to the Marsico Growth Fund;
o        the past and anticipated future inability of the Tax Managed Fund to achieve satisfactory asset growth; and
o        the potential benefits of the proposed Transaction to the shareholders of each Fund, including long-term economies of scale.

         At the  November  19  meeting,  the  Investment  Managers  recommended  the  Transaction  to the Board.  In  recommending  the
Transaction,  the Investment Managers advised the Board that the Funds have comparable investment objectives,  and similar policies and investment  portfolios.  Moreover,  the  Investment  Managers  reported  that the Funds have similar  investment  styles.  Although the shareholders  of the Tax Managed Fund will pay investment  management  fees at higher rates as  shareholders of the Marsico Growth Fund and the  shareholders of the Tax Managed Fund are expected to receive  increased  taxable  realized gain and dividend  distributions as shareholders  of the Marsico  Growth  Fund,  the  Investment  Managers  expressed  the belief that the  Transaction  would  benefit the shareholders of each of the Funds. In this regard,  the Investment  Managers  advised the Board that, as of September 30, 2003, the Tax
Managed Fund had attracted net assets of  approximately  $8 million,  while the Marsico  Growth Fund had assets of  approximately  $644 million at that  date.  In  addition,  the  Investment  Managers  advised  the Board that the Tax  Managed  Fund has higher  total cost structures  and higher  expense  ratios  (before  fee waivers or expense  reimbursements)  as  compared  to the  Marsico  Growth  Fund.
Accordingly,  by merging the Funds,  the Tax Managed  Fund's  shareholders  would enjoy a greater asset base over which expenses may be spread.  The Board  considered the Investment  Managers'  advice that if the merger is approved,  shareholders of the Tax Managed Fund, regardless  of the class of shares they own,  should  realize a reduction  in both the net annual  operating  expenses and gross annual operating expenses (that is, without any waivers or reimbursements)  paid on their investment,  although there can be no assurance that operational  savings will be realized.  In addition,  the Board  considered  that, even though expenses would not immediately  decrease for the Marsico  Growth  Fund,  the  incremental  assets  should help to  stabilize  certain  non-distribution  related  expenses.  The
Investment  Managers also expressed  their belief that a merger of the Tax Managed Fund into the Marsico Growth Fund should  facilitate marketing  efforts  for the  Marsico  Growth  Fund and,  in doing so,  potentially  would  enhance  asset  growth  for the  benefit  of shareholders  of both Funds.  The Board was advised that the expenses  associated  with the  solicitation  of proxies would be borne by the PI or its affiliates.

         The Board,  including a majority of the  Independent  Directors,  unanimously  concluded  that the  Transaction is in the best interests of the  shareholders  of the Tax Managed  Fund and the Marsico  Growth Fund and that no dilution of value would result to the shareholders  of the Tax Managed Fund or the Marsico Growth Fund from the  Transaction.  Consequently,  the Board approved the Plan and recommended that shareholders of the Tax Managed Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the Plan.

         If  shareholders  of the Tax Managed Fund do not approve the Plan, the Board will consider  other  possible  courses of action for the Tax Managed Fund,  including,  among others,  consolidation of the Tax Managed Fund with one or more funds of the Company other than the Marsico  Growth Fund or  unaffiliated  funds.  In the event that the  shareholders  of the Tax Managed Fund do not approve the plan, the Investment  Managers also would consider  recommending to the Board and  shareholders the liquidation of the Tax Managed Fund in light of its past and anticipated  future inability to attract  sufficient assets to support long-term  viability.  A liquidation of the Tax Managed Fund would result in taxable gains or losses for most shareholders of the Tax Managed Fund.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of the Tax Managed Fund approve the Plan,  the  Transaction  will take place after  various  conditions  are satisfied  by the  Company on behalf of the Tax  Managed  Fund and the  Marsico  Growth  Fund,  including  the  preparation  of certain documents.  The Company will  determine a specific date for the actual  Transaction to take place.  This is called the "closing  date."
If the  shareholders  of an Acquired  Fund do not approve the Plan,  the  Transaction  will not take place and the Board will  consider alternative courses of actions, as described above.

         If the  shareholders  of the Tax Managed Fund approve the Plan,  the Tax Managed Fund will deliver to the Marsico  Growth Fund substantially  all of its assets on the closing date. As a result,  shareholders of the Tax Managed Fund will  beneficially  own shares of the Marsico  Growth Fund that,  as of the date of the  exchange,  have a value equal to the dollar value of the assets  delivered to the Marsico Growth Fund. The stock  transfer  books of the Tax Managed Fund will be  permanently  closed on the closing date.  Requests to  transfer  or redeem  assets  allocated  to the Tax Managed  Fund may be  submitted  at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted  by law,  after the approval by  shareholders  of the Tax
Managed Fund.

Expenses of the Transaction

         The expenses  resulting from the  Transaction  will be paid by PI (or its  affiliates).  The Funds will not incur any expenses associated with the Transaction.  The portfolio  securities of each of the Tax Managed Fund will be transferred  in-kind to the Marsico
Growth Fund.  Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code. It is a condition to each Fund's  obligation to complete the Transaction  that the Funds will have received an opinion from Stradley Ronon
Stevens & Young, LLP, based upon representations made by each Fund, and upon certain assumptions, substantially to the effect that:

         1. The  acquisition by the Marsico  Growth Fund of the assets of the Tax Managed Fund in exchange  solely for voting shares of the Marsico  Growth Fund and the assumption by the Marsico Growth Fund of the  liabilities,  if any, of the Tax Managed Fund,  followed by the  distribution of the Marsico Growth Fund shares acquired by the Tax Managed Fund pro rata to its  shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1)  of the Code, and the Marsico Growth Fund and the Tax Managed Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         2. The  shareholders  of the Tax Managed Fund will not recognize  gain or loss upon the exchange of all of their shares of the
Tax Managed Fund solely for shares of the Marsico Growth Fund, as described in this combined Prospectus/Proxy Statement and the Plan;

         3. No gain or loss will be  recognized  by the Tax Managed Fund upon the transfer of its assets to the Marsico  Growth Fund in exchange solely for Class A,  Class B,  Class C, and Class X shares of the Marsico Growth Fund and the assumption by the Marsico Growth
Fund of the  liabilities,  if any, of the Tax Managed Fund. In addition,  no gain or loss will be recognized by the Marsico Growth Fund on the distribution of such shares to the shareholders of the Tax Managed Fund in liquidation of the Tax Managed Fund;

         4. No gain or loss will be recognized by the Marsico  Growth Fund upon the  acquisition  of the assets of the Tax Managed Fund in exchange solely for shares of the Marsico Growth Fund and the assumption of the liabilities, if any, of the Tax Managed Fund;

         5.  Marsico  Growth  Fund's  basis for the assets  acquired  from the Tax Managed  Fund will be the same as the basis of these assets when held by the Tax Managed  Fund  immediately  before the  transfer,  and the  holding  period of such assets  acquired by the
Marsico Growth Fund will include the holding period of these assets when held by the Tax Managed Fund;

         6. Tax Managed  Fund's  shareholders'  basis for the shares of the Marsico  Growth Fund to be received by them pursuant to the reorganization will be the same as their basis in the Tax Managed Fund's shares exchanged; and

         7. The holding  period of the Marsico  Growth Fund  shares to be  received by the  shareholders  of the Tax Managed  Fund will include the holding  period of their Tax Managed  Fund shares  exchanged,  provided  such Tax Managed  Fund shares were held as capital assets on the date of the exchange.

         Shareholders  of the Tax Managed  Fund  should  consult  their tax  advisers  regarding  the tax  consequences  to them of the
Transaction  in light of their  individual  circumstances.  In  addition,  because the  foregoing  discussion  relates only to the U.S.
federal  income tax  consequences  of the  Transaction,  shareholders  also should  consult  their tax advisers as to state,  local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Marsico Growth Fund shares.

         Shares of the Marsico  Growth Fund will be distributed  to  shareholders  of the Tax Managed Fund and will have the same legal characteristics  as the shares of the Tax  Managed  Fund with  respect  to such  matters as voting  rights,  assessibility,  conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The  following  table sets forth,  as of October 31,  2003,  the  capitalization  of shares of the Tax Managed  Fund,  and the
Marsico  Growth Fund.  The table also shows the projected  capitalization  of the Marsico Growth Fund shares as adjusted to give effect to the  proposed  Transaction.  The  capitalization  of the  Marsico  Growth Fund is likely to be  different  when the  Transaction  is consummated.

Class A
                                                Tax Managed    Marsico Growth                   Marsico Growth Fund
                                                                                                  Projected after
                                                   Fund             Fund                            Transaction
                                                (unaudited)     (unaudited)     Adjustments         (unaudited)
                                                -----------     -----------     -----------         -----------

Net assets (thousands)......................        1,342,278      148,051,946                              149,394,224

Total shares outstanding (thousands)........          144,333        1,350,721      (41,398)                 11,453,656

Net asset value per share...................             9.30            13.04                                    13.04

Class B
                                                                                                Marsico Growth Fund
                                                Tax Managed    Marsico Growth                     Projected after
                                                   Fund             Fund                            Transaction
                                                (unaudited)     (unaudited)     Adjustments         (unaudited)
                                                -----------     -----------     -----------         -----------

Net assets (thousands)......................        2,693,613      320,738,365                              323,431,978

Total shares outstanding (thousands)........          296,566       25,223,615      (84,804)                 25,435,377

Net asset value per share...................             9.18            12.72                                    12.72

Class C
                                                                                                Marsico Growth Fund
                                                Tax Managed    Marsico Growth                     Projected after
                                                   Fund             Fund                            Transaction
                                                (unaudited)     (unaudited)     Adjustments         (unaudited)
                                                -----------     -----------     -----------         -----------

Net assets (thousands)......................        4,629,494      178,254,579                              182,884,073

Total shares outstanding (thousands)........          503,928       14,033,673     (139,401)                 14,398,200

Net asset value per share...................             9.19            12.70                                    12.70

Class X
                                                                                                Marsico Growth Fund
                                                Tax Managed    Marsico Growth                     Projected after
                                                   Fund             Fund                            Transaction
                                                (unaudited)     (unaudited)     Adjustments         (unaudited)
                                                -----------     -----------     -----------         -----------

Net assets (thousands)......................          158,744       53,036,138                               53,194,882

Total shares outstanding (thousands)........           17,310        4,178,286       (4,801)                  4,190,795

Net asset value per share...................             9.17            12.69                                    12.69

VOTING INFORMATION

         Shareholders  of record of the Tax Managed  Fund on the Record Date will be  entitled  to vote at the  Meeting.  On the Record
Date, there were [      ] shares of the Tax Managed Fund issued and outstanding.

         The presence in person or by proxy of the holders of a majority of the  outstanding  shares of the Tax Managed  Fund  entitled to be voted at the Meeting is required to  constitute  a quorum of the Tax Managed  Fund at the Meeting.  Shares  beneficially  held by shareholders  present in person or represented  by proxy at the Meeting will be counted for the purpose of  calculating  the votes cast on the issues  before the Meeting.  If a quorum is present,  the  affirmative  vote of the holders of a majority of the total number of shares of capital  stock of the Tax Managed Fund  outstanding  and  entitled to vote  thereon is  necessary  to approve the Plan.  Each shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional share of the Tax Managed Fund held at the close of business on the Record Date.

         Shares held by  shareholders  present in person or  represented  by proxy at the Meeting will be counted both for the purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues  before the Meeting.  An  abstention  by a shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.  Under  existing NYSE rules, it is not expected  that brokers will be  permitted  to vote Tax Managed Fund shares in their  discretion.  In addition,  there is only one proposal  being  presented for a shareholder  vote. As a result,  the Funds do not  anticipate  any broker  non-votes.  The Company will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

..........Shareholders  having more than one account in the Tax Managed  Fund  generally  will receive a single  proxy  statement  and a separate proxy card for each account,  including  separate proxy cards. It is important to mark,  sign, date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the  persons  named as proxies may propose one or more  adjournments of the Meeting to permit further  solicitation of proxies.  Any such  adjournment  will require the affirmative vote of a majority of those shares  represented  at the Meeting in person or by proxy.  The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not required to hold and will not ordinarily  hold annual  shareholders'  meetings.  The Board of Directors may call special meetings of the  shareholders  for action by shareholder  vote as required by the Investment  Company Act or the Company's governing documents.

..........Pursuant to rules adopted by the SEC, a shareholder may include in proxy  statements  relating to annual and other meetings of the  shareholders  of the Company  certain  proposals  for  shareholder  action  which he or she intends to  introduce  at such special meetings;  provided,  among other things,  that such  proposal is received by the Company a reasonable  time before a  solicitation  of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of Directors  intends to bring before the Meeting the matter set forth in the  foregoing  Notice.  The  Directors do not expect any other business to be brought before the Meeting.  If, however,  any other matters are properly  presented to the Meeting for action,  it is intended that the persons named in the enclosed  proxy will vote in accordance  with their  judgment.  A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written  notice of such  revocation to the Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:
o........By mail, with the enclosed proxy card.
o        In person at the Meeting.
                  o        By phone
                  o        Over the Internet

         If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting  instructions  will be solicited  principally  by mailing  this  Prospectus/Proxy  Statement  and its  enclosures,  but instructions  also may be  solicited by  telephone,  facsimile,  through  electronic  means such as email,  or in person by officers or representatives of the Company.  In addition,  the Company has engaged Georgeson  Shareholder  Communications,  Inc.  ("Georgeson"),  a
professional  proxy  solicitation  firm, to assist in the solicitation of proxies.  As the Meeting date  approaches,  you may receive a phone call from a representative  of Georgeson if the Company has not yet received your vote.  Georgeson may ask you for authority,  by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The Tax Managed  Fund and the  Marsico  Growth  Fund are  separate  series of the  Company,  which is an  open-end  management investment  company  registered  with the SEC under the  Investment  Company  Act.  Each Fund is, in effect,  a separate  mutual  fund.
Detailed  information  about the  Company  and each Fund is  contained  in the  Prospectus  for the Funds  which is  attached  with and considered  a part of this  Prospectus/Proxy  Statement.  Additional  information  about the  Company  and each Fund is included in the
Funds'  Statement of Additional  Information,  dated March 1, 2004 which has been filed with the SEC and is  incorporated  into the SAI relating to this Prospectus/Proxy Statement.

         A copy  of the  Company's  Annual  Report  to  Shareholders  for  the  fiscal  year  ended  October  31,  2003 is part of this
Prospectus/Proxy  Statement.  You may request a free copy of the  Company's  Annual  Report to  Shareholders  for the fiscal year ended
October 31, 2003 by calling 1-800-752-6342 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Company,  on behalf of the Funds,  files proxy  materials,  reports and other  information with the SEC in accordance with the  informational  requirements  of the  Securities  Exchange Act of 1934 and the  Investment  Company  Act.  These  materials  can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional  Offices
of the SEC  located  in New York City at 233  Broadway,  New York,  NY 10279 and in  Chicago at 175 W.  Jackson  Boulevard,  Suite 900,
Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,
upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder  that owns of record more than 5% of any class of the Tax
Managed Fund or the Marsico Growth Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As defined by the Commission,  a security is beneficially  owned by a person if that person has or shares voting power or investment  power with respect to the security.

         As of the Record  Date,  the  officers  and  Directors  of the  Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                      EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Form of Plan of  Reorganization  by  American  Skandia  Advisor  Funds,  Inc.  on  behalf of the
                  Acquired Fund and the ASAF Marsico Capital Growth Fund

   B              Prospectus  for the ASAF  T. Rowe Price Tax Managed Fund and the ASAF  Marsico Capital
                  Growth Fund of American Skandia Advisor Funds, Inc. dated March 1, 2004 (enclosed)

   C              ASAF Annual Report to Shareholders for fiscal year ended October 31, 2003 (enclosed)

                                                      EXHIBIT A

                                                Plan of Reorganization

      PLAN OF REORGANIZATION

         THIS  PLAN OF  REORGANIZATION  (the  "Plan")  is made as of this  ____th  day of  _____,  2003,  by
American Skandia Advisor Funds,  Inc. (the "Company"),  a corporation  organized under the laws of the State of Maryland with its principal  place of business at One Corporate  Drive,  Shelton,  Connecticut  06484, on
behalf  of the  ASAF  Marsico  Capital  Growth  Fund  (the  "Acquiring  Fund")  and the ASAF T.  Rowe  Price
Tax-Managed  Fund (the  "Acquired  Fund"),  both series of the Company.  Together,  the  Acquiring  Fund and
Acquired Fund are referred to as the "Funds."

         The  reorganization  (hereinafter  referred  to as the  "Reorganization")  will  consist of (i) the acquisition  by the  Acquiring  Fund,  of  substantially  all of the  property,  assets and  goodwill of the
Acquired Fund and the  assumption by the Acquiring  Fund of all of the  liabilities  of the Acquired Fund in exchange  solely for full and  fractional  shares of  beneficial  interest,  par value $0.001  each,  of the
Acquiring  Fund  ("Acquiring  Fund  Shares");  (ii)  the  distribution  of  Acquiring  Fund  Shares  to  the shareholders  of the Acquired Fund according to their  respective  interests in complete  liquidation of the
Acquired Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable  after the closing (as defined in Section 3,  hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.
         --------------------------------------------------------------------------

         (a)      Subject to the terms and  conditions  of this Plan,  the Company on behalf of the Acquired
Fund shall  convey,  transfer and deliver to the  Acquiring  Fund at the Closing all of the Acquired  Fund's
then  existing  assets,  free and clear of all  liens,  encumbrances,  and  claims  whatsoever  (other  than shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated amount  necessary to (i) pay the costs and expenses in carrying out this Plan (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and dissolution  contemplated hereunder).  (ii)  discharge its unpaid  liabilities on its books at the closing date (as defined in section
3,  hereinafter the "Closing Date"),  including,  but not limited to, its income dividends and capital gains distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall  reasonably deem to exist against the Acquired Fund, if any, at the Closing Date,  for which  contingent  and other  appropriate  liabilities  reserves  shall be established on the Acquired  Fund's books  (hereinafter  "Net Assets").  The Acquired Fund shall also retain any and all rights that it may have over and against  any person that may have  accrued up to and  including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring
Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Fund  ("Acquired  Fund Shares") on the
Closing Date by the net asset value per share of the  Acquiring  Fund  Shares,  and  multiplying  the result thereof by the number of  outstanding  Acquired  Fund  Shares as of the close of regular  trading on the New
York Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following  the Closing,  the Acquired Fund shall  distribute  pro rata to its shareholders  of record as of the close of business on the Closing Date, the Acquiring Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall  terminate  and  dissolve.  Such  liquidation and  distribution  shall be  accomplished  by the  establishment  of  accounts  on the share  records of the
Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring  Fund
Shares that former Acquired Fund  shareholders  are due based on their  respective  holdings of the Acquired
Fund as of the close of business on the Closing  Date.  Fractional  Acquiring  Fund Shares  shall be carried to the third decimal  place.  The Acquiring  Fund shall not issue  certificates  representing  the Acquiring
Fund shares in connection with such exchange.

2.       Valuation.
         ----------

         (a)      The value of the  Acquired  Fund's  Net Assets to be  transferred  to the  Acquiring  Fund hereunder  shall be  computed  as of the  close of  regular  trading  on the NYSE on the  Closing  Date (the
"Valuation Time") using the valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund shall be  determined  to the third decimal point as of the Valuation Time using the valuation  procedures set forth in the Company's  currently effective prospectus.

         (c)      The net asset  value of a share of the  Acquired  Fund  shall be  determined  to the third decimal point as of the Valuation Time using the valuation  procedures set forth in the Company's  currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

         The  consummation  of the  transactions  contemplated  hereby  shall take place at the Closing (the
"Closing").  The date of the Closing (the  "Closing  Date") shall be  __________,  2004,  or such earlier or later date as  determined by the Company's  officers.  The Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing  Date.  The Company on behalf of the Acquired  Fund shall have provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech
Center,  Brooklyn,  NY 11245.  Also, the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the Acquired Fund Shares and the number of full and fractional  shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer  agent  or by its  President  or  Vice-President  to the  best of its or his or her  knowledge  and belief.  The Company on behalf of the Acquiring Fund shall issue and deliver a  confirmation  evidencing the
Acquiring  Fund Shares to be credited to the Acquired  Fund's  account on the Closing Date to the  Secretary of the Company,  or shall provide evidence  satisfactory to the Acquired Fund that the Acquiring Fund Shares have been  registered  in an account on the books of the  Acquiring  Fund in such  manner as the  Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.
         -----------------------------------------------------------------------------

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the  Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end, management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest's  acquired Fund shares,  par value $0.001 each, each outstanding  share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's  Annual Report to  Shareholders  for
the  fiscal  year  ended  October  31,  2003,  audited  by  PricewaterhouseCoopers  LLP,  and the  financial statements  appearing in the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30,
2003,  fairly  present the  financial  position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The  Company  has the  necessary  power and  authority  to  conduct  the  Acquired  Fund's business as such business is now being conducted.

         (e)      The  Company  on  behalf of the  Acquired  Fund is not a party to or  obligated  under any provision  of the  Company's  Amended  and  Restated  Charter  or  By-laws,  or any  contract  or any  other commitment  or  obligation,  and is not  subject  to any order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

         (f)      The  Acquired  Fund  does  not have  any  unamortized  or  unpaid  organizational  fees or expenses.

         (g)      The Acquired  Fund has elected to be treated as a regulated  investment  company (a "RIC")
for federal  income tax  purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as
amended  (the  "Code")  and the  Acquired  Fund has  qualified  as a RIC for each  taxable  year  since  its inception,  and will qualify as of the Closing Date. The  consummation of the  transactions  contemplated by this Plan will not cause the  Acquired  Fund to fail to satisfy  the  requirements  of  subchapter  M of the
Code.

         (h)      The Acquired  Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign
Status of Beneficial Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification Number and Certification,  for each Acquired
Fund  shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise timely  instituted the appropriate  backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.
         ------------------------------------------------------------------------------

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The
Company is duly registered under the 1940 Act as an open-end,  management  investment company and all of the
Acquiring Fund Shares sold have been sold pursuant to an effective  registration  statement  filed under the
Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the Acquiring  Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest's  Acquiring Fund shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be  eligible  for  offering to the public in those states of the United States and  jurisdictions  in which the shares of the Acquired Fund are presently eligible for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's  Annual Report to  Shareholders  for
the  fiscal  year  ended  October  31,  2003,  audited  by  PricewaterhouseCoopers  LLP,  and the  financial statements  appearing in the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30,
2003,  fairly  present the  financial  position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The  Company  has the  necessary  power and  authority  to conduct  the  Acquiring  Fund's business as such business is now being conducted.

         (f)      The  Company  on behalf of the  Acquiring  Fund is not a party to or  obligated  under any provision  of the  Company's  Amended  and  Restated  Charter  or  By-laws,  or any  contract  or any  other commitment  or  obligation,  and is not  subject  to any order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

         (g)      The Acquiring  Fund has to be treated as a RIC for federal  income tax purposes under Part
I of Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the Acquiring  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date. The consummation  of the  transactions  contemplated  by this Plan will not cause the Acquiring  Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.
         ---------------------------------------------------------------------

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the  Company  for each of the
Funds as of the  Valuation  Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant  to  Section 1 of this  Plan  will  accurately  reflect  the Net  Assets in the case of the
Acquired Fund and the net assets in the case of the  Acquiring  Fund,  and  outstanding  shares,  as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and  marketable  title to all of the  securities and other  assets  shown on the  statement of assets and  liabilities  referred to in "(a)" above,  free and clear  of all  liens or  encumbrances  of any  nature  whatsoever,  except  such  imperfections  of title or encumbrances  as do not  materially  detract  from  the  value  or use of the  assets  subject  thereto,  or materially affect title thereto.

         (c)      Except as may be disclosed in the  Company's  current  effective  prospectus,  there is no material suit,  judicial action, or legal or administrative  proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

         (e)      The execution,  delivery,  and  performance of this Plan have been duly  authorized by all necessary  action of the  Company's  Board of  Directors,  and this  Plan  constitutes  a valid and  binding obligation enforceable in accordance with its terms.

         (f)      The  Company  anticipates  that  consummation  of this Plan  will not cause  either of the
Funds to fail to conform to the  requirements  of Subchapter M of the Code for Federal income  taxation as a
RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority to conduct the business of the Funds, as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.
         -------------------------------------------------

         (a)      The Company  intends to operate each Fund's  respective  business as  presently  conducted between the date hereof and the Closing.

         (b)      The Company  intends that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The  Company on behalf of the  Acquired  Fund  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Fund.

         (d)      The  Company  intends  that,  by the  Closing,  each of the Fund's  Federal  and other tax returns  and  reports  required  by law to be filed on or before  such date shall have been  filed,  and all
Federal  and other  taxes shown as due on said  returns  shall have  either been paid or adequate  liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the shareholder  ledger  accounts,  certified by the Company's  transfer agent or its President or a
Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired Fund Shares as of the Valuation Time who are to become  shareholders  of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired Fund entitled to vote at the meeting of its  shareholders at which action on this Plan is to be considered,  in sufficient time to comply with  requirements  as to notice  thereof,  a Combined Proxy  Statement and  Prospectus  that complies  in all  material  respects  with the  applicable  provisions  of Section  14(a) of the  Securities
Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules and  regulations, respectively, thereunder.

         (g)      The  Company  intends  to  file  with  the  U.S.  Securities  and  Exchange  Commission  a registration  statement  on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable hereunder  ("Registration  Statements"),  and will use its best  efforts  to provide  that the  Registration
Statement  becomes  effective as promptly as practicable.  At the time the  Registration  Statement  becomes effective,  it will:  (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules  and  regulations  promulgated  thereunder;  and (ii) not  contain  any  untrue  statement  of material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the statements therein not misleading.  At the time the Registration  Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired  Fund,  and at the Closing Date, the prospectus and statement of additional  information  included in the Registration  Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.
         -----------------------------------------------------------------------

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained herein  concerning the Funds shall be true and  correct as of the  Closing  with the same  effect as though  made as of and at such date;
(ii)  performance of all  obligations  required by this Plan to be performed by the Company on behalf of the
Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a  certificate  signed by the
President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan  shall  have  been  adopted  and  approved  by the  appropriate action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and Exchange  Commission  shall not have issued an  unfavorable management  report  under  Section  25(b) of the 1940 Act or  instituted  or  threatened  to  institute  any proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further, no other legal,  administrative  or other  proceeding  shall have been  instituted or threatened  that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That  the  Plan  contemplated   hereby  shall  have  been  adopted  and  approved  by  the appropriate  action  of the  shareholders  of the  Acquired  Fund at an  annual or  special  meeting  or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of distributing to shareholders  of each Fund (i) all of its ordinary  income and all of its capital  gain net income,  if any, for the period  from the close of its last  fiscal  year to the  Valuation  Time and (ii) any  undistributed ordinary  income  and  capital  gain net  income  from any prior  period.  Capital  gain net  income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there  shall be  delivered  to the  Company on behalf of the Funds an opinion in form and substance  satisfactory to it from Messrs.  Stradley Ronon Stevens & Young, LLP, counsel to the Company, to the effect  that,  subject in all  respects to the  effects of  bankruptcy,  insolvency,  reorganization, moratorium,  fraudulent  conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All  actions  required  to be  taken  by the  Company  and/or  Funds  to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the  execution,  delivery  nor  performance  of this Plan by the
Company violates any provision of the Company's  Amended and Restated Charter or By-laws,  or the provisions of any agreement or other  instrument  known to such counsel to which the Company is a party or by which the
Funds are  otherwise  bound;  this Plan is the legal,  valid and binding  obligation of the Company and each
Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's  registration  statement,  of which the  prospectus  dated
March 1, 2003  relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this
Plan,  effective  under the 1933 Act, and, to the best knowledge of such counsel,  no stop order  suspending the effectiveness of such registration  statement has been issued,  and no proceedings for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission  under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that, at the time the
Prospectus  became  effective,  or at the  time  of the  signing  of  this  Plan,  or at the  Closing,  such
Prospectus  (except for the financial  statements and other financial and statistical data included therein, as to which  counsel  need not express an opinion),  contained  any untrue  statement of a material  fact or omitted to state a material fact required to be stated therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character  required to be described in the  Prospectus that is not described as required.

         In giving the  opinions set forth above,  counsel may state that it is relying on  certificates  of the  officers  of the  Company  with  regard to matters of fact,  and  certain  certifications  and  written statements of governmental officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement  with respect to the Acquiring  Fund Shares to be delivered to the Acquired Fund's  shareholders in accordance with this Plan shall have become  effective, and no  stop  order  suspending  the  effectiveness  of the  Registration  Statement  or  any  amendment  or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring  Fund with each state  commission or agency with which such  eligibility  is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That,  at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net
Assets of the  Acquired  Fund  comprising  at least 90% in fair market value of the total net assets and 70%
of the fair market  value of the total gross  assets  recorded on the books of Acquired  Fund on the Closing
Date.

9.       Expenses.
         ---------

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of  entering  into and  carrying  out the  provisions  of this Plan shall be borne by Prudential Investments LLC, or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

         (a)      Anything  contained  in this  Plan  to the  contrary  notwithstanding,  this  Plan  may be terminated and abandoned at any time (whether  before or after approval  thereof by the  shareholders  of an
Acquired  Fund) prior to the Closing or the Closing may be  postponed  by the Company on behalf of a Fund by resolution  of the Board of Directors,  if  circumstances  develop  that, in the opinion of the Board,  make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated by this Plan have not been  consummated by ___________,
2004, the Plan shall  automatically  terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of  termination  of this Plan  pursuant to the  provisions  hereof,  the same shall  become void and have no further  effect with  respect to the  Acquiring  Fund or Acquired  Fund,  and neither the Company,  the Acquiring  Fund nor the Acquired  Fund,  nor the  directors,  officers,  agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time  prior to the  Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire  with and be  terminated  by the Plan of  Reorganization,  and  neither  the  Company  nor any of its officers,  directors,  agents or  shareholders  nor the Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision shall not protect  any  officer,  director,  agent or  shareholder  of any of the  Funds or the  Company  against  any liability to the entity for which that  officer,  director,  agent or  shareholder  so acts or to any of the
Company's shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with respect to this  Plan  shall be  issued  prior to the  Closing  and  shall  impose  any  terms or  conditions  that are determined  by action of the Board of  Directors  of the  Company  on behalf of the Funds to be  acceptable, such terms and  conditions  shall be binding as if a part of this Plan  without  further vote or approval of the  shareholders  of the Acquired Fund,  unless such terms and  conditions  shall result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the Acquired  Fund in which event, unless such terms and conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this
Plan shall have been approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the  Acquired  Fund  shall  promptly  call a special  meeting  of  shareholders  at which  such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.
         ---------------------------

         This  Plan  embodies  the  entire  plan of the  Company  on  behalf  of the  Funds and there are no agreements,  understandings,  restrictions,  or  warranties  between the parties  other than those set forth herein  or  herein  provided  for.  This  Plan may be  amended  only by the  Company  on behalf of a Fund in writing.  Neither this Plan nor any interest  herein may be assigned  without the prior  written  consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.
         --------

         Any notice,  report,  or demand  required or  permitted  by any  provision of this Plan shall be in writing  and shall be deemed to have been  given if  delivered  or  mailed,  first  class  postage  prepaid, addressed to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         --------------
         This  Plan  shall be  governed  by and  carried  out in  accordance  with the laws of the  State of
Maryland.

         IN  WITNESS  WHEREOF,  American  Skandia  Advisor  Funds,  Inc.,  on behalf  ASAF T. Rowe Price Tax
Managed  Fund and the ASAF  Marsico  Capital  Growth Fund,  has  executed  this Plan by its duly  authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF  T.  Rowe  Price  Tax  Managed  Fund  and  the  ASAF
                                                   Marsico Capital Growth Fund

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                   Title:

                                                   -------------------------------------------

                                                     EXHIBIT B

                                          Prospectus dated March 1, 2004

         The  Prospectus for the ASAF  T. Rowe Pruce Tax Managed Fund and the ASAF Marsico Capital  Growth
Fund of American Skandia Advisor Funds,  Inc. dated March 1, 2004, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

                                                         EXHIBIT C

                                           Annual Report dated OCTOBER 31, 2003

         American  Skandia  Advisor Funds,  Inc.'s Annual Report to  Shareholders  for the fiscal year ended on October 31,
2003, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation  mailing to shareholders.
For purposes of this EDGAR filing,  the  above-referenced  Shareholder  Report is  incorporated  herein by reference to the electronic filing of Form N-CSR made on January 9, 2004.

                                            STATEMENT OF ADDITIONAL INFORMATION
                                                            FOR
                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                      Dated [ ], 2004

                                               Acquisition of the Assets of
                                         the ASAF T. Rowe Price Tax Managed Fund,
                                     a series of American Skandia Advisor Funds, Inc.

                                           By and in exchange for shares of the
                                           the ASAF Marsico Capital Growth Fund,
                                   also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the ASAF T. Rowe Price Tax Managed Fund for shares of the ASAF Marsico Capital Growth Fund.

         This SAI  consists  of this  Cover Page and  American  Skandia  Advisor  Funds,  Inc.'s  Statement  of  Additional
Information  dated March 1, 2004. Each of these  documents is enclosed with and is legally  considered to be a part of this
SAI:

         This SAI is not a Prospectus;  you should read this SAI in conjunction with the  Prospectus/Proxy  Statement dated
[  ],  2004,   relating  to  the   above-referenced   transaction.   You  can  request  a  copy  of  the   Prospectus/Proxy
Statement by calling  1-800-752-6342  or by writing to the American  Skandia  Advisor Funds,  Inc. at One Corporate  Drive,
P.O. Box 883, Shelton, CT 06484.

                                                                                                            Doc. #749197v.2
                                                     Attachment to SAI

The American Skandia Advisor Funds, Inc.  Statement of Additional  Information dated March 1, 2004, is part of this SAI and will be provided to all shareholders  requesting this SAI. For purposes of this EDGAR filing, the  above-referenced  SAI is incorporated  herein by reference to the electronic filings of the Company's SAI and supplement made on ____________,  2004 in Form N-1A under Rule 485(b).

                                                                                                            Doc. #749197v.2
                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                              FILE NOS. 333-______ & 811-5186

                                                         FORM N-14

                                                          PART C

                                                     OTHER INFORMATION
                                                     -----------------

Item 15.  Indemnification

Section 2-418 of the General Corporation Law of the State of Maryland provides for indemnification of officers, directors, employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the Registrant, and of other employees and agents to such extent as shall be authorized by the Board of
Directors or the By-laws of the Registrant and be permitted by law, reference is made to Article VIII, Paragraph  (a)(5)
of the Registrant's Articles of Incorporation and Article V of the Registrant's By-laws, both incorporated by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the
Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities  being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits
4(A), 12(A), 14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of Incorporation of Registrant  previously filed with the Registration  Statement filed on Form N-1A on March 10, 1997.

                  (B)      Articles of Amendment  of  Registrant  dated July 3, 1997  previously  filed with  Pre-Effective
                           Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

                  (C)      Articles of Amendment of Registrant  dated July 17, 1997  previously  filed with  Post-Effective
                           Amendment No. 1 to Registration Statement filed on Form N-1A on October 17, 1997.

                  (D)      Articles   Supplementary   of  Registrant   dated  December  29,  1997  previously   filed  with
                           Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

                  (E)      Articles  Supplementary of Registrant dated August 14, 1998 previously filed with Post-Effective
                           Amendment No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

                  (F)      Articles   Supplementary   of  Registrant   dated  December  16,  1998  previously   filed  with
                           Post-Effective  Amendment  No. 5 to  Registration  Statement  filed on Form N-1A on December 31,
                           1998.

                  (G)      Articles   Supplementary   of  Registrant   dated  September  24,  1999  previously  filed  with
                           Post-Effective Amendment No. 8 to Registration Statement filed on Form N-1A on October 18, 1999.

                  (H)      Articles   Supplementary   of  Registrant   dated  February  16,  2000  previously   filed  with
                           Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

                  (I)      Articles  Supplementary  of Registrant  dated May 1, 2000 previously  filed with  Post-Effective
                           Amendment No. 12 to Registration Statement filed on Form N-1A on August 22, 2000.

                  (J)      Articles   Supplementary   of  Registrant   dated  September  8,  2000  previously   filed  with
                           Post-Effective  Amendment No. 13 to  Registration  Statement  filed on Form N-1A on December 15,
                           2000.

                  (K)      Articles  of  Amendment  of  Registrant   dated   September  8,  2000   previously   filed  with
                           Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (L)      Articles   Supplementary   of  Registrant   dated  February  27,  2001  previously   filed  with
                           Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (M)      Articles  of  Amendment  of  Registrant   dated   February  27,  2001   previously   filed  with
                           Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

                  (N)      Articles  of  Amendment  of  Registrant   dated   September  7,  2001   previously   filed  with
                           Post-Effective  Amendment No. 16 to  Registration  Statement filed on Form N-1A on September 14,
                           2001.

                  (O)      Articles  of  Amendment  of  Registrant   dated   November  30,  2001   previously   filed  with
                           Post-Effective  Amendment No. 18 to  Registration  Statement  filed on Form N-1A on December 10,
                           2001.

                  (P)      Articles  of  Amendment  of  Registrant   dated   February  26,  2002   previously   filed  with
                           Post-Effective Amendment No. 20 to Registration Statement filed on Form N-1A on March 1, 2002.

                  (Q)      Articles of Amendment of Registrant  dated April 24, 2002 previously  filed with  Post-Effective
                           Amendment No. 22 to Registration Statement filed on Form N-1A on April 30, 2002.

                  (R)      Articles of Amendment of  Registrant  dated July 1, 2002  previously  filed with  Post-Effective
                           Amendment No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

                  (S)      Articles  of  Amendment  of  Registrant   dated   November  11,  2002   previously   filed  with
                           Post-Effective  Amendment No. No. 23 to  Registration  Statement  filed on Form N-1A on December
                           26, 2002.

                  (T)      Articles  of  Amendment  of  Registrant   dated   December  15,  2003   previously   filed  with
                           Post-Effective  Amendment No. 26 to  Registration  Statement  filed on Form N-1A on December 29,
                           2003.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws  for  the  Registrant   previously  filed  with  Post-Effective   Amendment  No.  26  to
                           Registration Statement filed on Form N-1A on December 29, 2003.

         (3)      Copies of any voting trust agreement  affecting more than five percent of any class of equity  securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement  as Exhibit A to the
                             Prospectus/Proxy Statement.

         (5)      Copies of all instruments  defining the rights of holders of the securities being  registered  including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles of Incorporation of Registrant previously filed with the Registration  Statement filed on Form N-1A on March 10, 1997, Articles of Amendment and Articles  Supplementary of Registrant
                            filed with Pre-Effective  Amendment No. 3 and Post-Effective  Amendments No. 1, 3, 5,8, 10, 12,
                            13, 14, 16, 18, 20, 22, 23 and 26 to the Registration  Statement on Form N-1A on July 11, 1997,
                            October 17, 1997, June 5, 1998,  December 31, 1998, October 18, 1999, March 2, 2000, August 22,
                            2000,  December 15, 2000, March 1, 2001,  September 14, 2001, December 10, 2001, March 1, 2002,
                            April 30, 2002,  December 26, 2002 and  December  29,  2003,  respectively,  and By-laws of the
                            Registrant filed with  Post-Effective  Amendment No. 25 to the Registration  Statement filed on
                            Form N-1A on May 29, 2003.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Form of Investment  Management  Agreement between Registrant and each of Prudential  Investments
                           LLC and American  Skandia  Investment  Services,  Incorporated for each Portfolio was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration  Statement filed on
                           Form N-1A on May 9, 2003.

                  (B)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and William Blair & Company,  LLC for the ASAF International  Equity
                           Fund was previously filed previously filed with Post-Effective  Amendment No. 26 to Registration
                           Statement filed on Form N-1A on December 29, 2003.

                  (C)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and William Blair & Company,  LLC for the ASAF International  Growth
                           Fund was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (D)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Pilgrim  Baxter & Associates,  Ltd. for the ASAF PBHG Small-Cap
                           Growth Fund was  previously  filed  previously  filed with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (E)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Deutsche  Asset  Management,  Inc. for the ASAF DeAM  Small-Cap
                           Growth Fund was  previously  filed  previously  filed with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (F)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and GAMCO Investors,  Inc. for the ASAF Gabelli Small-Cap Value Fund
                           was previously  filed  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (G)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for the ASAF Goldman Sachs
                           Mid-Cap Growth Fund was previously filed previously filed with  Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (H)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Neuberger Berman Management,  Inc. for the ASAF Neuberger Berman
                           Mid-Cap Value Fund was previously filed previously  filed with  Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (I)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO  Technology Fund
                           was previously  filed  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (J)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO Health Sciences
                           Fund was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (K)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and ProFund  Advisors LLC for the ASAF ProFund Managed OTC Fund was
                           previously  filed  previously  filed  with  Post-Effective  Amendment  No.  25  to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (L)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Marsico  Capital  Management,  LLC for the ASAF Marsico Capital
                           Growth Fund was  previously  filed  previously  filed with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (M)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments LLC and Goldman Sachs Asset Management,  L.P. for the ASAF Goldman Sachs
                           Concentrated  Growth Fund was previously filed previously  filed with  Post-Effective  Amendment
                           No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (N)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Deutsche  Asset  Management,  Inc. for the ASAF DeAM  Large-Cap
                           Growth Fund was  previously  filed  previously  filed with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (O)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and T. Rowe Price  Associates,  Inc. for the ASAF T. Rowe Price Tax
                           Managed Fund was  previously  filed  previously  filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (P)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford  Bernstein
                           Core Value Fund was previously filed previously  filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (Q)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford  Bernstein
                           Managed Index 500 Fund was previously filed previously filed with  Post-Effective  Amendment No.
                           25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (R)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Alliance  Capital  Management L.P. for the ASAF Alliance Growth
                           and Income Fund was previously filed previously  filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (S)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential Investments LLC and Massachusetts  Financial Services Company for the ASAF MFS Growth
                           with Income Fund was previously filed previously filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (T)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and INVESCO Funds Group,  Inc. for the ASAF INVESCO  Capital Income
                           Fund was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (U)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and  American  Century  Investment  Management,  Inc.  for the ASAF
                           American   Century   Strategic   Balanced  Fund  was  previously  filed  previously  filed  with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (V)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Federated  Investment  Counseling  for the ASAF  Federated High
                           Yield Bond Fund was previously filed previously  filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (W)      Form of Sub-Advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated,
                           Prudential  Investments  LLC and Pacific  Investment  Management  Company LLC for the ASAF PIMCO
                           Total  Return  Bond  Fund  was  previously  filed  with  Post-Effective   Amendment  No.  25  to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (X)      Form of Sub-Advisory Agreement between American Skandia Investment Services, Incorporated,
                           Prudential Investments LLC and Wells Capital Management, Incorporated for the ASAF Money Market
                           Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each underwriting or distribution contract between the Registrant and a principal  underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form of Amended and Restated  Underwriting and  Distribution  Agreement  between  Registrant and
                           American Skandia Marketing,  Incorporated was previously filed with Post-Effective Amendment No.
                           25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Form of Sales Agreement  between  Registrant and American  Skandia  Marketing,  Incorporated was
                           previously  filed with  Pre-Effective  Amendment No. 3 to  Registration  Statement filed on Form
                           N-1A on July 11, 1997.

         (8)      Copies of all bonus,  profit  sharing,  pension,  or other similar  contracts or  arrangements  wholly or partly for the benefit of directors or officers of the  Registrant in their  capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                  (A)      Form of Deferred Compensation Plan was previously filed with Post-Effective  Amendment No. 10 to
                           Registration Statement filed on Form N-1A on March 2, 2000.

                  (B)      Form of  Amendment  to  Deferred  Compensation  Plan was  previously  filed with  Post-Effective
                           Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (9)      Copies of all  custodian  agreements  and  depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody Agreement between Registrant and PNC Bank was previously filed with Pre-Effective  Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of  Custody  Agreement  between  Registrant  and Morgan  Stanley  Trust  Company  was  previously  filed with
                           Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(C)      Form of Amendment to Custody  Agreement between  Registrant and PNC Bank was previously filed with  Post-Effective
                           Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(D)      Form of Custody Manager Delegation  Amendment between Registrant and The Chase Manhattan Bank was previously filed with  Post-Effective  Amendment No. 15 to Registration  Statement filed on Form N-1A on July 17,
                           2001.

(E)      Form of  Amendment  to  Custody  Agreement  between  Registrant  and PFPC  Trust  Company  previously  filed  with
                           Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

         (10)     Copies  of any  plan  entered  into by  Registrant  pursuant  to Rule  12b-1  under  the 1940 Act and any agreements  with any person relating to  implementation  of the plan, and copies of any plan entered into by  Registrant  pursuant  to Rule 18f-3 under the 1940 Act,  any  agreement  with any person  relating to implementation  of the plan,  any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan;

                  (A)        Form of  Distribution  and  Service  Plan  for  Class  A  Shares  was  previously  filed  with
                             Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of  Distribution  and  Service  Plan  for  Class  B  Shares  was  previously  filed  with
                             Post-Effective  Amendment No. 24 to Registration  Statement filed on Form N-1A on February 28,
                             2003.

                  (C)        Form of  Distribution  and  Service  Plan  for  Class  C  Shares  was  previously  filed  with
                             Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of  Distribution  and  Service  Plan  for  Class  X  Shares  was  previously  filed  with
                             Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of  Distribution  and  Service  Plan for New Class X Shares  was  previously  filed  with
                             Post-Effective  Amendment No. 24 to Registration  Statement filed on Form N-1A on February 28,
                             2003.

                  (F)        Form  of Rule  18f-3  Plan  was  previously  filed  with  Post-Effective  Amendment  No.  8 to
                             Registration Statement filed on Form N-1A on October 18, 1999.

         (11)     An opinion  and consent of counsel as to the  legality of the  securities  being  registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was  previously  filed with  Post-Effective  Amendment  No. 24 to
                           Registration Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences to Shareholders
                           is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material  contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Form of  Administration  Agreement  between  Registrant  and PFPC Inc.  was  previously  filed with  Pre-Effective
                           Amendment No. 2 to the Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Transfer Agency and Service  Agreement  between  Registrant and American  Skandia Fund Services,  Inc. was
                           previously filed with  Post-Effective  Amendment No. 17 to the  Registration  Statement filed on
                           Form N-1A on October 11, 2001.

(C)      Form of  Sub-transfer  Agency and Service  Agreement  between  American  Skandia  Fund  Services,  Inc. and Boston
                           Financial Data Services,  Inc. was previously filed with Post-Effective  Amendment No. 18 to the
                           Registration Statement filed on Form N-1A on December 10, 2001.

(D)      Form of Administration  Agreement between  Registrant and American Skandia Investment  Services,  Incorporated was
                           previously filed with  Post-Effective  Amendment No. 12 to the  Registration  Statement filed on
                           Form N-1A on August 22, 2000.

         (14)     Copies of any other opinions,  appraisals,  or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A)      Consent of independent  auditors,  PricewaterhouseCoopers  LLP, is filed herewith as Exhibit No.
                           14(A).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The  undersigned  Registrant  agrees  that  prior to any  public  reoffering  of the  securities registered  through the use of prospectus  which is part of this  registration  statement by any person or party who is deemed to be an  underwriter  within the  meaning  of Rule  145(c) of the
                           Securities  Act,  the  reoffering  prospectus  will  contain the  information  called for by the applicable  registration  form for  reofferings  by persons who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

                  (b)      The undersigned  Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the  registration  statement and will not be used until the amendment is  effective,  and that, in  determining  any liability  under the 1933 Act, each post-effective  amendment shall be deemed to be a new registration  statement for the securities offered  therein,  and the  offering  of the  securities  at that time shall be deemed to be the initial bona fide offering of them.

                                                        SIGNATURES
                                                        ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of Shelton and State of Connecticut, on the 17th day of February, 2004.

                                                                       American Skandia Advisor Funds, Inc.
                                                                       ------------------------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the  Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

/s/Judy A. Rice*                            Director and President (Principal           2/17/04
---------------                                                                         -------
Judy A. Rice                                Executive Officer)

/s/Grace Torres                             Treasurer (Principal                        2/17/04
---------------                                                                         -------
Grace Torres                                Financial and Accounting
                                            Officer)

/s/David E.A. Carson*                       Director                                    2/17/04
--------------------                                                                    -------
David E.A. Carson

/s/Robert E. LaBlanc*                       Director                                    2/17/04
---------------------                                                                   -------
Robert E. LaBlanc

/s/Douglas H. McCorkindale*                 Director                                    2/17/04
---------------------------                                                             -------
Douglas H. McCorkindale

/s/Richard A. Redeker*                      Director                                    2/17/04
---------------------                                                                   -------
Richard A. Redeker

/s/Robin B. Smith*                          Director                                    2/17/04
------------------                                                                      -------
Robin B. Smith

/s/Stephen Stoneburn*                       Director                                    2/17/04
--------------------                                                                    -------
Stephen Stoneburn

/s/Clay T. Whitehead*                       Director                                    2/17/04
---------------------                                                                   -------
Clay T. Whitehead

/c/Robert F. Gunia*                         Director                                    2/17/04
------------------                                                                      -------
Robert F. Gunia

                                         *By:  /s/Edward P. Macdonald
                                             ------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed.

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                            REGISTRATION STATEMENT ON FORM N-14
                                                       EXHIBIT INDEX

------------------------------ ------------------------------------------------------------------- -------------------
EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(A)                         Articles of Incorporation of Registrant                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(B)                         Articles of Amendment of Registrant dated July 3, 1997              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(C)                         Articles of Amendment of Registrant dated July 17, 1997             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(D)                         Articles Supplementary of Registrant dated December 29, 1997        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(E)                         Articles Supplementary of Registrant dated August 14, 1998          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(G)                         Articles Supplementary of Registrant dated December 16, 1998        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(H)                         Articles Supplementary of Registrant dated February 16, 2000        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(I)                         Articles Supplementary of Registrant dated May 1, 2000              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(J)                         Articles Supplementary of Registrant dated September 8, 2000        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(K)                         Articles of Amendment of Registrant dated September 8, 2000         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(L)                         Articles Supplementary of Registrant dated February 27, 2001        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(M)                         Articles of Amendment of Registrant dated February 27, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(N)                         Articles of Amendment of Registrant dated September 7, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(O)                         Articles of Amendment of Registrant dated November 30, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(P)                         Articles of Amendment of Registrant dated February 26, 2002         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(Q)                         Articles of Amendment of Registrant dated April  24, 2002           *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(R)                         Articles of Amendment of Registrant dated July 1, 2002              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(S)                         Articles of Amendment of Registrant dated November 11, 2002         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(T)                         Articles of Amendment of Registrant dated December 15, 2003         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(2)(A)                         By-laws for the Registrant                                          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the ASAF International Equity
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the ASAF International Growth
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the ASAF PBHG Small-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the ASAF Goldman Sachs
                               Mid-Cap Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the ASAF Neuberger Berman
                               Mid-Cap Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the ASAF Marsico Capital
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the ASAF Goldman Sachs
                               Concentrated Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the ASAF DeAM Large-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the ASAF T. Rowe Price Tax
                               Managed Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein
                               Core Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein
                               Managed Index 500 Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the ASAF Alliance Growth and
                               Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the ASAF MFS Growth
                               with Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the ASAF
                               American Century Strategic Balanced Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the ASAF Federated High Yield
                               Bond Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the ASAF PIMCO
                               Total Return Bond Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the ASAF Money Market
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(A)                         Form of Amended and Restated Underwriting and Distribution          *
                               Agreement between Registrant and American Skandia Marketing,
                               Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(B)                         Form of Sales Agreement between Registrant and American Skandia     *
                               Marketing, Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(8)(A)                         Form of Deferred Compensation Plan                                  *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(8)(B)                         Form of Amendment to Deferred Compensation Plan                     *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(A)                         Form of Custody Agreement between Registrant and PNC Bank           *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(B)                         Form of Custody Agreement between Registrant and Morgan Stanley     *
                               Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(C)                         Form of Amendment to Custody Agreement between Registrant and PNC   *
                               Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(D)                         Form of Custody Manager Delegation Amendment between Registrant     *
                               and The Chase Manhattan Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(E)                         Form of Amendment to Custody Agreement between Registrant and       *
                               PFPC Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(A)                        Form of Distribution and Service Plan for Class A Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(B)                        Form of Distribution and Service Plan for Class B Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(C)                        Form of Distribution and Service Plan for Class C Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(D)                        Form of Distribution and Service Plan for Class X Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(E)                        Form of Distribution and Service Plan for New Class X Shares        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(F)                        Form of Rule 18f-3 Plan                                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(11)(A)                        Opinion and consent of counsel                                      *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(A)                        Form of Administration Agreement between Registrant and PFPC Inc.   *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(B)                        Form of Transfer Agency and Service Agreement between Registrant    *
                               and American Skandia Fund Services, Inc.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(C)                        Form of Sub-transfer Agency and Service Agreement between           *
                               American Skandia Fund Services, Inc. and Boston Financial Data
                               Services, Inc.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(D)                        Form of Administration Agreement between Registrant and American    *
                               Skandia Investment Services, Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(A)                        Consent of independent auditors, PricewaterhouseCoopers  LLP        To be provided
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(16)(A)                        Powers of Attorney                                                  *
------------------------------ ------------------------------------------------------------------- -------------------